Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 5,773,000	$ 5,598,000	$ 5,554,000	$ 5,478,000	$ 5,661,000	$ 5,674,000	$ 5,740,000	$ 5,691,000	$ 22,403,483	$ 22,765,347	$ 23,782,932
Net Interest Income	5,103,000	4,962,000	4,898,000	4,837,000	4,919,000	4,889,000	4,920,000	4,865,000	19,800,189	19,592,463	19,759,719
Net Income	1,622,000	1,021,000	1,492,000	1,950,000	1,795,000	65,000	1,899,000	2,002,000	6,086,188	5,760,418	5,729,281
Basic (in dollars per share)	$ 0.23	$ 0.15	$ 0.22	$ 0.28	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.88	$ 0.84	$ 0.82
Diluted (in dollars per share)	$ 0.23	$ 0.15	$ 0.21	$ 0.28	$ 0.26	$ 0.01	$ 0.28	$ 0.29	$ 0.87	$ 0.84	$ 0.82
Asset Impairment Charges						$ 1,900,000				$ 1,900,000